RETIREMENT AND PROFIT SHARING PLANS - Schedule of Projected Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 500,978	$ 589,744
Fair value of plan assets	28,391	25,793
U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	101,830	103,548
Fair value of plan assets	0	0
Non-U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,328,422	1,364,096
Fair value of plan assets	$ 297,495	$ 330,473